EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Issued (Repurchased)
Number of Common Shares Held by the Company	69,663,192	64,197,815	64,197,815	63,417,346
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,510,720,411	1,509,293,641
Issued (Repurchased)
Share issuance	61,276,716	0
Repurchases (in shares)	(9,662,117)	(8,932,576)
Long-term share ownership plans (in shares)	6,369,972	10,137,294
Dividend reinvestment plan and others (in shares)	123,959	222,052
Ending balance (in shares)	1,568,828,941	1,510,720,411